Transactions with Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties
Transactions with Related Parties
4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and unaudited interim condensed statements of operations are as follows:

	December 31, 2011	June 30, 2012
Balance Sheet
Due to related party - Cardiff	$(671)	$(2,019)
Due to related party - Tri-Ocean Heidmar	(43)	-
Due to related party - TMS Dry	(6,804)		-
Due to related party –Vivid	-	(4,402)
Due to related party -Basset		(1,983)
Due to related party - Total	(7,518)	(8,404)

Due from related party - TMS Bulkers	19,579	27,159
Due from related party - TMS Tankers	6,324	8,511
Due from related party - Sigma and Blue Fin pool	243	345
Due from related party - Total	26,146	36,015

Advances for vessels and drillships under construction - Cardiff/TMS Bulkers/ TMS Tankers, for the year/ period	8,484	5,001
Vessels, drilling rigs, drillships, machinery and equipment, net - Cardiff/TMS Bulkers/TMS Tankers, for the year/period	9,195	6,017
Accounts payable and other current liabilities - Sigma Pool	111	31
Trade Accounts Receivable- Accrued Receivables- Sigma and Blue Fin Pool	549	1,785
Other current assets - Sigma and Blue Fin pool	3,635	4,639
Other non-current assets - Sigma and Blue Fin pool	675	825
Other non-current assets - TMS Dry	$4,140	$-

	Six- month period
	ended June 30,
Statement of Operations	2011	2012
Voyage Revenues - Sigma and Blue Fin pool	5,348	15,068
Voyage expenses - TMS Tankers	(67)	(249)
Voyage expenses - TMS Bulkers	(2,359)	(1,872)
Voyage expenses – Cardiff Tankers	-	(31)
Loss on sale of assets, net - commissions - TMS Bulkers	-	(1,180)
General and administrative expenses:
- Consultancy fees - Fabiana	(1,919)	(1,757)
- Consultancy fees - Vivid	(205)	(8,033)
- Consultancy fees - Basset	-	(1,983)
- Management fees - TMS Tankers	(787)	(2,299)
- Management fees - TMS Bulkers	(13,672)	(13,711)
- Rent	(10)	(24)
- Amortization of CEO stock based compensation	(15,635)	(6,297)

(Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Tankers Ltd.:

Effective January 1, 2011, each of the Company's drybulk vessel-owning subsidiaries entered into new management agreements with TMS Bulkers Ltd. ("TMS Bulkers"), which replaced the Company's management agreements with Cardiff Marine Inc. ("Cardiff"), a related technical and commercial management company incorporated in Liberia, that were effective as of September 1, 2010 through December 31, 2010 and each of the Company's tanker ship-owning subsidiaries entered into new management agreements with TMS Tankers Ltd. ("TMS Tankers" and together with TMS Bulkers, the "Managers"). The Managers are beneficially majority owned by George Economou.

TMS Bulkers provides comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Each new vessel management agreement provides for a fixed management fee, the same fee as was charged by Cardiff under the Company's previous management agreements effective from September 1, 2010 through December 31, 2010, of Euro 1,500 ($1,899 based on the Euro/U.S. Dollar exchange rate at June 30, 2012) per vessel per day, which is payable in equal monthly installments in advance and is automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,545 per vessel per day ($1,956 based on the Euro/U.S. Dollar exchange rate at June 30, 2012).

If TMS Bulkers is requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay TMS Bulkers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $633 based on the Euro/U.S. Dollar exchange rate as of June 30, 2012) per day.

TMS Tankers provides comprehensive tanker ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Tankers' commercial management services include operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. Under the management agreements, TMS Tankers is entitled to a construction supervisory fee of 10% of the budgeted cost of the vessels under construction, payable up front in lieu of the fixed management fee. Once the vessel is operating, TMS Tankers is entitled to a daily management fee per vessel of Euro 1,700 ($2,153 based on the Euro/U.S. Dollar exchange rate at June 30, 2012), payable in equal monthly installments in advance and automatically adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. Effective January 1, 2012, the fixed management fee was adjusted by 3% to Euro 1,751($2,217 based on the Euro/U.S. Dollar exchange rate at June 30, 2012).

Under their respective agreements, the Managers are also entitled to (i) a discretionary incentive fee; (ii) a commission of 1.25% on charter hire agreements that are arranged by the Managers; and (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company's fleet that are arranged by the Managers.

In the event that the management agreements are terminated for any reason other than a default by the Managers, the Company will be required to pay the management fee for a further period of three calendar months as from the date of termination. In the event of a change of control of the Company's ownership the Company will be required to pay the Managers a termination payment, representing an amount equal to the estimated remaining fees payable to the Managers under the then current term of the agreement, which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months.

Each management agreement has an initial term of five years and will be automatically renewed for a five year period and thereafter extended in five year increments, unless the Company provides notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Transactions with TMS Bulkers and TMS Tankers in Euros were settled on the basis of the average U.S. Dollar rate on the invoice date.

TMS Dry Ltd.: OceanFreight Inc. ("OceanFreight") which was acquired by the Company on August 24, 2011, had contracted the technical and commercial management of its drybulk vessels to TMS Dry Ltd. ("TMS Dry"), a related party entity beneficially majority owned by the Company's Chairman, President and Chief Executive Officer, Mr. George Economou.

TMS Dry was engaged under separate vessel management agreements directly by OceanFreight's wholly-owned, vessel-owning subsidiaries. Under the vessel management agreements, OceanFreight paid a daily management fee per vessel, covering also superintendent's fee per vessel plus expenses for any services performed relating to the evaluation of the vessel's physical condition, supervision of shipboard activities or attendance upon repairs and drydockings. At the beginning of each calendar year, these fees were adjusted upwards according to the Greek consumer price index. Such increase could not be less than 3% and more than 5%. In the event that the management agreements were terminated for any reason other than TMS Dry's default, OceanFreight was required (i) to pay management fees for a further period of three calendar months as from the date of termination; and (ii) to pay an equitable proportion of any severance crew costs which materialize as per applicable Collective Bargaining Agreement (CBA). TMS Dry was entitled to a daily management fee per vessel of Euro 1,500 ($1,899 based on the Euro/U.S. Dollar exchange rate at June 30, 2012) for the drybulk vessels. TMS Dry was also entitled to (i) a discretionary incentive fee; (ii) extra superintendents' fees of Euro 500 ($633 based on the Euro/U.S. Dollar exchange rate at June 30, 2012) per day; (iii) a commission of 1.25% on charter hire agreements; and (iv) a commission of 1% of the purchase price on sale or purchases of vessels in OceanFreight's fleet. Furthermore, TMS Dry was entitled to a supervision fee payable upfront for vessels under construction equal to 10% of the approved annual budgeted cost.

On July 25, 2011, OceanFreight, TMS Dry and TMS Bulkers entered into an agreement providing for the termination of the management agreements with TMS Dry upon completion of the merger. Under this agreement TMS Dry received (a) $6,600 due to the change of control and waived its contractual entitlement to seek fees for three years; and (b) $2,400 commission due to the merger transaction. Pursuant to addendum No.1 to the management agreement, dated November 3, 2011, it was agreed, among other things, that the management agreements with TMS Dry would be terminated on December 31, 2011. Effective January 1, 2012, the Company novated the management agreements for each of the eleven OceanFreight vessels and hulls to TMS Bulkers on terms identical to those in the previous management agreements with TMS Dry, [taking into account the adjustments in TMS Bulkers in 2012.

Transactions with TMS Dry in Euros were settled on the basis of the average USD rate on the invoice date.

Global Services Agreement: On December 1, 2010, the Company entered into a Global Services Agreement with Cardiff, effective December 21, 2010, pursuant to which the Company has engaged Cardiff to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company's majority-owned subsidiary, Ocean Rig UDW Inc. (“Ocean Rig”). Under the Global Services Agreement, Cardiff, or its subcontractor, (i) provides consulting services related to identifying, sourcing, negotiating and arranging new employment for offshore assets of Ocean Rig, including Ocean Rig's drilling units; and (ii) identifies, sources, negotiates and arranges the sale or purchase of the offshore assets of Ocean Rig, including the Company's drilling units. In consideration of such services, the Company pays Cardiff a fee of 1.0% in connection with employment arrangements and 0.75% in connection with sale and purchase activities. For the six-month periods ended June 30, 2011 and June 30, 2012, the Company paid $800 and $2,815, respectively, as fees related to the Global Services Agreement regarding employment arrangements.

Transactions with Cardiff in Euros were settled on the basis of the average USD rate on the invoice date.

George Economou: As the Company's Chairman, Chief Executive Officer (CEO) and principal shareholder, with a 14.2% shareholding, George Economou has the ability to exert influence over the operations of the Company.

In April 2012, companies affiliated with the Company's Chairman and CEO purchased a total of 2,185,000 common shares of Ocean Rig owned by DryShips, in the offering that was completed on April 17, 2012, at the public offering price (Note 11).

Fabiana Services S.A.: Under the consultancy agreements effective from February 3, 2005, between the Company and Fabiana Services S.A. ("Fabiana"), a related party entity incorporated in the Republic of the Marshall Islands, Fabiana provides consultancy services relating to the services of George Economou in his capacity as Chief Executive Officer of the Company (Note 12).

On January 25, 2010, the Compensation Committee approved a bonus in the form of 4,500,000 shares of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of George Economou for CEO services rendered during 2009 as well as for anticipated services during the years 2010, 2011 and 2012. The shares vest over a period of three years, with 1,000,000 shares to vest on the grant date; 1,000,000 shares to vest on December 31, 2010 and 2011 respectively; and 1,500,000 shares to vest on December 31, 2012. In addition, the annual remuneration to be awarded to Fabiana under the consultancy agreement was increased to Euro 2.7 million ($3.4 million based on the exchange rate as of June 30, 2012).

On January 12, 2011, the Compensation Committee approved a bonus of $4 million and 9,000,000 shares of the Company's common stock payable for CEO services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 1,000,000 shares to vest on the grant date and 1,000,000 shares to vest annually on December 31, 2011 through 2018, respectively.

Basset Holdings Inc.: Under the Consultancy Agreement effective from June 1, 2012, between the Company and Basset Holdings Inc. (“Basset”), a related party entity incorporated in the Republic of Marshall Islands, Basset provides consultancy services relating to the services of Antony Kandylidis in his capacity as Executive Vice-President of the Company. The annual remuneration to be awarded to Basset under the consultancy agreement is Euro 0.9 million ($1.1 million based on the exchange rate as of June 30, 2012). For the six month period ended June 30, 2012, the Company incurred costs of $1,983, including sign on bonus of Euro 1.5 million ($1.9 million based on the exchange rate as of June 30, 2012) related to this agreement.

Cardiff Tankers Inc.: Under certain charter agreements with the Company's tankers, Cardiff Tankers Inc. (“Cardiff Tankers”), a related party entity incorporated in the Republic of the Marshall Islands, is entitled to a 1.25% commission on the charter hire agreements.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010, between the Company and Vivid Finance Limited ("Vivid"), a company controlled by George Economou, Vivid provides the Company with financing-related services such as (i) negotiating and arranging new loan and credit facilities, interest rate swap agreements, foreign currency contracts and forward exchange contracts, (ii) renegotiating existing loan facilities and other debt instruments and, (iii) the raising of equity or debt in the capital markets. In exchange for its services, Vivid is entitled to a fee equal to 0.20% on the total transaction amount. The consultancy agreement has a term of five years and may be terminated (i) at the end of its term unless extended by mutual agreement of the parties; (ii) at any time by the mutual agreement of the parties; and (iii) by the Company after providing written notice to Vivid at least 30 days prior to the actual termination date.

Lease Agreement: The Company leases office space in Athens, Greece from a son of George Economou.

Sigma Tankers Inc. pool and Blue Fin Tankers Inc. pool: Tankers Saga, Daytona, Belmar and Calida are employed in the Sigma Tankers Inc. pool ("Sigma") while tankers Vilamoura, Petalidi and Lipari are employed in the Blue Fin Tankers Inc. pool ("Blue Fin"). The Sigma and Blue Fin pools are spot market pools managed by Heidmar Inc. George Economou is a member of the Board of Directors of Heidmar Inc.